Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total	$ 280,329,704	$ 275,540,602
Land [Member]
Statement [Line Items]
Total	$ 280,329,704	$ 275,540,602